Capital risk management	12 Months Ended
Dec. 31, 2021
CAPITAL RISK MANAGEMENT
Capital risk management	Capital risk management
The Company manages its capital to ensure that it will be able to continue as a going concern while maximizing the return to stakeholders through the optimization of the debt and equity balance.
In the management of capital, the Company includes the components of equity, long-term debt, net of cash and cash equivalents.

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
CAPITAL (AS DEFINED ABOVE) IS SUMMARIZED AS FOLLOWS
Equity	955.9	789.3
Long-term debt	491.0	489.2
	1,446.9	1,278.5
Cash and cash equivalents	(481.5)	(186.3)
Total	965.4	1,092.2

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying capital instruments. To maintain or adjust the capital structure, the Company may issue new shares, restructure or issue new debt, acquire or dispose of assets or sell its investments.

In order to facilitate the management of its capital requirements, the Company prepares annual budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions.  The annual budget is approved by the Board of Directors. The Company’s investment policy is to invest its surplus funds in permitted investments consisting of treasury bills, bonds, notes and other evidences of indebtedness of Canada, the United States or any of the Canadian provinces with a minimum credit rating of R-1 mid from the Dominion Bond Rating Service (“DBRS”) or an equivalent rating from Standard & Poor’s and Moody’s and with maturities of 12 months or less at the original date of acquisition.  In addition, the Company is permitted to invest in bankers’ acceptances and other evidences of indebtedness of certain financial institutions.  All investments must have a maximum term to maturity of 12 months and the average term will generally range from 7 days to 90 days. Under the policy, the Company is not permitted to make investments in asset-backed commercial paper.